Annual Total Returns[BarChart] - SA Legg Mason BW US Large Cap Value Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.21%)	12.69%	33.69%	6.75%	1.33%	14.54%	20.60%	(8.64%)	25.69%	(1.27%)